Restructuring - Rollforward of Restructuring Liability (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring reserve, current	$ 74,153
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0
Restructuring costs	100,023
Cash payments	(8,587)
Non-cash charges	(14,181)
Translation	824
Restructuring reserve, ending balance	78,079
Severance and other employee costs
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0
Restructuring costs	81,866
Cash payments	(5,209)
Non-cash charges	(5,550)
Translation	333
Restructuring reserve, ending balance	71,440
Facility and closure costs
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0
Restructuring costs	9,526
Cash payments	(3,378)
Non-cash charges	0
Translation	491
Restructuring reserve, ending balance	6,639
Accelerated operating lease costs
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0
Restructuring costs	3,223
Cash payments	0
Non-cash charges	(3,223)
Translation	0
Restructuring reserve, ending balance	0
Asset impairments
Restructuring Reserve [Roll Forward]
Restructuring reserve, beginning balance	0
Restructuring costs	5,408
Cash payments	0
Non-cash charges	(5,408)
Translation	0
Restructuring reserve, ending balance	$ 0